Tax (Details) (CHF)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income from continuing operations before taxes (CHF)
Switzerland	1,680,000,000	455,000,000	1,734,000,000
Foreign	501,000,000	3,006,000,000	5,753,000,000
Income from continuing operations before taxes	2,181,000,000	3,461,000,000	7,487,000,000
Current and deferred taxes (CHF)
Switzerland	140,000,000	38,000,000	81,000,000
Foreign	582,000,000	437,000,000	243,000,000
Current income tax expense	722,000,000	475,000,000	324,000,000
Switzerland	(123,000,000)	(176,000,000)	(149,000,000)
Foreign	(103,000,000)	372,000,000	1,373,000,000
Deferred income tax expense	(226,000,000)	196,000,000	1,224,000,000
Income tax expense	496,000,000	671,000,000	1,548,000,000
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	0	(4,000,000)	4,000,000
Cumulative translation adjustment	(12,000,000)	16,000,000	32,000,000
Unrealized gains/(losses) on securities	6,000,000	12,000,000	(2,000,000)
Actuarial gains/(losses), Tax	1,000,000	(172,000,000)	(82,000,000)
Net prior service credit/(cost)	63,000,000	105,000,000	3,000,000
Share-based compensation and treasury shares	(50,000,000)	256,000,000	(671,000,000)
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	480,000,000	761,000,000	1,647,000,000
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Foreign tax rate differential	275,000,000	(40,000,000)	519,000,000
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	275,000,000	(40,000,000)
of which total foreign tax expense	479,000,000	809,000,000
Changes in tax law and rates	182,000,000	172,000,000	119,000,000
of which tax expense caused by the reduction of deferred tax assets due to the impact of the change in UK corporation tax	182,000,000	172,000,000
Non-deductible amortization of other intangible assets and goodwill impairment	2,000,000	0	1,000,000
Other non-deductible expenses	393,000,000	447,000,000	623,000,000
of which non-deductible interest expenses	259,000,000	240,000,000
of which non-taxable offshore expenses	8,000,000	80,000,000
of which non-deductible bank levy costs and other non-deductible compensation expenses	57,000,000	49,000,000
Additional taxable income	11,000,000	8,000,000	22,000,000
Lower taxed income	(415,000,000)	(424,000,000)	(775,000,000)
of which tax benefit related to exempt offshore income	29,000,000	52,000,000
of which tax benefit in respect to non-taxable dividend income	40,000,000	47,000,000
of which tax benefit related to non-taxable foreign exchange gains	11,000,000	47,000,000
of which tax benefit related to tax credits	100,000,000	42,000,000
of which tax benefit related non-taxable life insurance income	48,000,000	40,000,000
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	114,000,000
of which tax benefit in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank		116,000,000	130,000,000
of which tax benefit of a legal entity merger			380,000,000
Income taxable to non-controlling interests	(117,000,000)	(289,000,000)	(278,000,000)
Changes in deferred tax valuation allowance	14,000,000	471,000,000	54,000,000
of which tax benefit from the release of valuation allowances on deferred tax assets	820,000,000	7,000,000	199,000,000
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	834,000,000	428,000,000	193,000,000
Tax deductible impairments of Swiss subsidiary investments	(161,000,000)	(55,000,000)	0
Other	(168,000,000)	(380,000,000)	(384,000,000)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		261,000,000
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	40,000,000	123,000,000	301,000,000
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	48,000,000
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement	70,000,000
Income tax expense	496,000,000	671,000,000	1,548,000,000
Accumulated undistributed earnings from foreign subsidiaries	7,300,000,000
Switzerland
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,680,000,000	455,000,000	1,734,000,000
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		129,000,000
US
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		132,000,000
Bank
Income from continuing operations before taxes (CHF)
Switzerland	1,170,000,000	(176,000,000)	1,117,000,000
Foreign	803,000,000	2,677,000,000	5,419,000,000
Income from continuing operations before taxes	1,973,000,000	2,501,000,000	6,536,000,000
Current and deferred taxes (CHF)
Switzerland	85,000,000	(35,000,000)	25,000,000
Foreign	544,000,000	429,000,000	237,000,000
Current income tax expense	629,000,000	394,000,000	262,000,000
Switzerland	(121,000,000)	(251,000,000)	(296,000,000)
Foreign	(30,000,000)	316,000,000	1,341,000,000
Deferred income tax expense	(151,000,000)	65,000,000	1,045,000,000
Income tax expense	478,000,000	459,000,000	1,307,000,000
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	0	(4,000,000)	4,000,000
Cumulative translation adjustment	(12,000,000)	16,000,000	32,000,000
Unrealized gains/(losses) on securities	(1,000,000)	16,000,000	0
Actuarial gains/(losses), Tax	30,000,000	29,000,000	(46,000,000)
Net prior service credit/(cost)	(2,000,000)	(1,000,000)	0
Share-based compensation and treasury shares	(53,000,000)	275,000,000	(608,000,000)
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	434,000,000	550,000,000	1,438,000,000
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Foreign tax rate differential	312,000,000	(11,000,000)	562,000,000
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	312,000,000	(11,000,000)
of which total foreign tax expense	514,000,000	745,000,000
Changes in tax law and rates	182,000,000	170,000,000	119,000,000
of which tax expense caused by the reduction of deferred tax assets due to the impact of the change in UK corporation tax	182,000,000	170,000,000
Non-deductible amortization of other intangible assets and goodwill impairment	0	0	1,000,000
Other non-deductible expenses	382,000,000	444,000,000	621,000,000
of which non-deductible interest expenses	259,000,000	240,000,000
of which non-taxable offshore expenses	8,000,000	80,000,000
of which non-deductible bank levy costs and other non-deductible compensation expenses	57,000,000	49,000,000
Additional taxable income	6,000,000	6,000,000	22,000,000
Lower taxed income	(407,000,000)	(422,000,000)	(765,000,000)
of which tax benefit related to exempt offshore income	29,000,000	52,000,000
of which tax benefit in respect to non-taxable dividend income	40,000,000	47,000,000
of which tax benefit related to non-taxable foreign exchange gains	11,000,000	47,000,000
of which tax benefit related to tax credits	100,000,000	42,000,000
of which tax benefit related non-taxable life insurance income	48,000,000	40,000,000
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	114,000,000
of which tax benefit in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank		116,000,000	130,000,000
of which tax benefit of a legal entity merger			380,000,000
Income taxable to non-controlling interests	(117,000,000)	(312,000,000)	(282,000,000)
Changes in deferred tax valuation allowance	11,000,000	471,000,000	56,000,000
of which tax benefit from the release of valuation allowances on deferred tax assets	820,000,000	7,000,000	199,000,000
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	834,000,000	428,000,000	193,000,000
Tax deductible impairments of Swiss subsidiary investments	(161,000,000)	(55,000,000)	0
Other	(164,000,000)	(382,000,000)	(465,000,000)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		261,000,000
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	43,000,000	125,000,000	301,000,000
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	48,000,000
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement	70,000,000
Income tax expense	478,000,000	459,000,000	1,307,000,000
Accumulated undistributed earnings from foreign subsidiaries	6,800,000,000
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,170,000,000	(176,000,000)	1,117,000,000
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		129,000,000
Bank | US
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		132,000,000